Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Disclosure of changes in financial liabilities, level 3 fair value - subsidiary preferred shares and convertible notes
The following table summarizes the changes in the Group’s subsidiary preferred shares and convertible note liabilities measured at fair value, which were categorized as Level 3 in the fair value hierarchy:

	Subsidiary Preferred Shares $000s	Subsidiary Convertible Notes $000s
Balance at January 1, 2020	100,989	—
Value at issuance	13,750	25,000
Change in fair value	4,233	—
Balance at December 31, 2020 and January 1, 2021	118,972	25,000
Value at issuance	37,610	2,215
Conversion to subsidiary preferred shares	25,797	(25,797)
Accrued interest - contractual	—	867
Change in fair value	(8,362)	175
Balance at December 31, 2021 and January 1, 2022	174,017	2,461
Value at issuance	—	393
Accrued interest – contractual	—	48
Change in fair value	(130,825)	502
Deconsolidation - Sonde	(15,853)	(3,403)
Balance at December 31, 2022	27,339	—

Disclosure of significant unobservable inputs, level 3 fair value - preferred shares liability
The table below sets out information about the significant unobservable inputs used at December 31, 2022, in the fair value measurement of the Group’s material subsidiary preferred shares liabilities categorized as Level 3 in the fair value hierarchy:

Fair Value at December 31, 2022	Valuation Technique	Unobservable Inputs	Weighted Average	Sensitivity to Decrease in Input
26,820	PWERM based on pro forma backsolve approach that leverages a Monte Carlo simulation	Estimated Time to Exit	2.14	Fair value decrease
		Equity Discount Rate	30%	Fair value increase
		Debt Discount Rate	15%	Fair value decrease
		Volatility	95%	Fair value decrease

Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities
The following summarizes the sensitivity from the assumptions made by the Company with respect to the significant unobservable inputs which are categorized as Level 3 in the fair value hierarchy and used in the fair value measurement of the Group’s subsidiary preferred shares liabilities (Please refer to Note 15):

Input	Subsidiary Preferred Share Liability
As of December 31, 2022	Sensitivity Range	Financial Liability Increase/(Decrease) $000s
Time to Liquidity	- 6 Months	(1,322)
	+ 6 Months	856
Volatility	(10)%	(1,133)
	+10%	1,200
Discount Rate	(5)%	(2,035)
	+5%	1,922

Disclosure of changes in assets, level 3 fair value - investments held at fair value
The following table summarizes the changes in all the Group’s investments held at fair value, which were categorized as Level 3 in the fair value hierarchy:

$'000s
Balance at January 1, 2020	154,445
Cash purchase of Gelesis preferred shares (please refer to Note 6)	10,000
Cash purchase of Vor preferred shares	1,150
Gain/(Loss) on changes in fair value	41,297
Balance at December 31, 2020 and January 1, 2021	206,892
Cash purchase of Vor preferred shares	500
Reclassification of Vor from level 3 to level 1	(33,365)
Gain/(Loss) on changes in fair value	65,505
Balance at January 1, 2022 before allocation of associate loss to long-term interest	239,533
Deconsolidation of Sonde	11,168
Gelesis – New Investment – Earn out Shares	14,214
Exchange of Gelesis preferred shares to Gelesis common shares	(92,303)
Reclassification of Akili to level 1 investment	(128,764)
Change in fair value	(31,253)
Balance as of December 31, 2022	12,593

Disclosure of significant unobservable inputs - investments at fair value, assets
The table below sets out information about the significant unobservable inputs used at December 31, 2022, in the fair value measurement of the Group’s material preferred share investments held at fair value categorized as Level 3 in the fair value hierarchy:

Fair Value at December 31, 2022	Valuation Technique	Unobservable Inputs	Weighted Average	Sensitivity to Decrease in Input
11,403	Market Backsolve & OPM	Estimated time to exit	2.00	Fair value decrease
		Volatility	55%	Fair value decrease

Disclosure of changes in financial liabilities - warrants	The following table summarizes the changes in the Group’s subsidiary warrant liabilities, which were categorized as Level 3 in the fair value hierarchy:

Subsidiary Warrant Liability $000s
Balance at January 1, 2020	7,997
Warrant Issuance	92
Change in fair value - finance costs (income)	117
Balance at December 31, 2020 and January 1, 2021	8,206
Change in fair value - finance costs (income)	(1,419)
Balance at December 31, 2021 and January 1, 2022	6,787
Change in fair value - finance costs (income)	(6,740)
Balance at December 31, 2022	47

Disclosure of fair value measurement and classification
The fair value of financial instruments by category at December 31, 2022 and 2021:

	2022
	Carrying Amount		Fair Value
	Financial Assets $000s	Financial Liabilities $000s	Level 1 $000s	Level 2 $000s	Level 3 $000s	Total $000s
Financial assets:
Money Markets[1,2]	95,249	—	95,249	—	—	95,249
Short-term investments[1]	200,229	—	200,229	—	—	200,229
Note from associate	16,501	—	—	—	16,501	16,501
Investments held at fair value	251,892	—	239,299	—	12,593	251,892
Trade and other receivables[3]	11,867	—	—	11,867	—	11,867
Total financial assets	575,738	—	534,777	11,867	29,094	575,738
Financial liabilities:
Subsidiary warrant liability	—	47	—	—	47	47
Subsidiary preferred shares	—	27,339	—	—	27,339	27,339
Subsidiary notes payable	—	2,345	—	2,097	248	2,345
Share based liability awards	—	5,932	4,396	—	1,537	5,932
Total financial liabilities	—	35,664	4,396	2,097	29,171	35,664
1    Issued by a diverse group of corporations, largely consisting of financial institutions, virtually all of which are investment grade.
2    Included within Cash and cash equivalents
3    Outstanding receivables are owed primarily by government agencies and large corporations, virtually all of which are investment grade.

As of balance sheet date the long term loan book value (see Note 20) approximated its fair value due to its variable rate.

	2021
	Carrying Amount		Fair Value
	Financial Assets $000s	Financial Liabilities $000s	Level 1 $000s	Level 2 $000s	Level 3 $000s	Total $000s
Financial assets:
Money Markets[1]	432,649	—	432,649	—	—	432,649
Short-term note from associate	15,120	—	—	—	15,120	15,120
Investments held at fair value[2]	493,888	—	254,355	—	239,533	493,888
Trade and other receivables[3]	3,174	—	—	3,174	—	3,174
Total financial assets	944,832	—	687,005	3,174	254,653	944,832
Financial liabilities:
Subsidiary warrant liability	—	6,787	—	—	6,787	6,787
Subsidiary preferred shares	—	174,017	—	—	174,017	174,017
Subsidiary notes payable	—	4,641	—	1,945	2,696	4,641
Share based liability awards	—	7,362	6,081	—	1,281	7,362
Total financial liabilities	—	192,808	6,081	1,945	184,781	192,808
1    Issued by a diverse group of corporations, largely consisting of financial institutions, virtually all of which are investment grade. Included within Cash and cash equivalents
2    Balance prior to share of associate loss allocated to long-term interest (please refer to Note 5).
3    Outstanding receivables are owed primarily by government agencies, virtually all of which are investment grade.